Share based payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number and weighted average exercise price of share options and warrants
The number and weighted average exercise price (in Sterling pence) of share options per ordinary share granted under Amryt's Equity Incentive Plan and the Chiasma stock option and incentive plan is as follows:
	Amryt Equity Incentive Plan			Chiasma Stock Option and Incentive Plan
	Units	Weighted average exercise price (Sterling pence)		Units	Weighted average exercise price (Sterling pence)
Balance at January 1, 2019 (pre share consolidation)	19,505,130	19.2	p	—	—
Balance at January 1, 2019 (restated for 6:1 share consolidation)	3,250,855	115.20	p	—	—
Granted	11,330,641	117.01	p	—	—
Lapsed	(99,776)	197.66	p	—	—
Exercised	—	—		—	—
Outstanding at December 31, 2019	14,481,720	116.00	p	—	—
Exercisable at December 31, 2019	2,468,310	109.08	p	—	—

Balance at 1 January 2020	14,481,720	116.00	p	—	—
Granted	4,432,000	144.76	p	—	—
Lapsed	(87,119)	113.42	p	—	—
Exercised	(72,953)	120.72	p	—	—
Outstanding at December 31, 2020	18,753,648	122.79	p	—	—
Exercisable at December 31, 2020	5,866,152	114.24	p	—	—

Balance at January 1, 2021	18,753,648	122.79	p	—	—
Granted	11,337,459	190.88	p	—	—
Transferred to Amryt on acquisition	—	—		18,139,060	189.07	p
Forfeited	(1,288,165)	174.97	p	(4,098,425)	226.22	p
Exercised	(300,000)	93.00	p	(3,320,515)	116.35	p
Outstanding at December 31, 2021	28,502,942	147.83	p	10,720,120	197.40	p
Exercisable at December 31, 2021	9,347,338	118.87	p	8,005,390	192.35	p

Equity instruments granted
The following are the inputs to the model for the equity instruments granted during the year:

	December 31, 2021 Options Inputs		December 31, 2020 Options Inputs		December 31, 2019 Options Inputs
Days to Expiration	2,555		2,555		2,555
Volatility	32% - 49%		33% - 37%		27% - 48%
Risk free interest rate	0.77% - 1.33%		0.39% - 0.46%		0.38% - 0.83%
Share price at grant per ordinary share	146.87 - 201.2	p	123.5p – 178.9	p	75.84p – 121.5	p
Share price at grant per ADS	29.37 - 40.2	p	24.7p – 35.78	p	15.16p – 24.3	p

Restricted share units activity
The following table summarizes the RSU activity per ordinary share for the year:
	Amryt Equity Incentive Plan		Chiasma Stock Option and Incentive Plan
	Units	Weighted average fair value (US$)	Units	Weighted average fair value (US$)
Balance at January 1, 2020	—	—	—	—
Granted	1,556,960	$2.34	—	—
Lapsed	(7,050)	$2.32	—	—
Exercised	—	—	—	—
Outstanding at December 31, 2020	1,549,910	$2.34	—	—
Balance at January 1, 2021	1,549,910	$2.34	—	—
Granted	625,205	$2.62	—	—
Transferred to Amryt on acquisition	—	—	202,145	$2.75
Lapsed	(243,505)	$2.35	(56,405)	$2.75
Vested	(362,855)	$2.34	(39,180)	$2.75
Outstanding at December 31, 2021	1,568,755	$2.44	106,560	$2.75

Value of share options and restricted share units
The value of share options and RSU’s charged to the Consolidated Statement of Comprehensive Income/(Loss) during the year is as follows:
	December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Share option expense	6,531	4,134	841
RSU expense	1,810	595	—
Total share option expense	8,341	4,729	841

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number and weighted average exercise price of share options and warrants
The number and weighted average exercise price (in Sterling pence) of warrants per ordinary share is as follows:
	Warrants
	Units	Weighted average exercise price (Sterling pence)
Balance at January 1, 2019 (pre share consolidation)	22,909,950	24.00	p
Balance at January 1, 2019 (restated for 6:1 share consolidation)	3,818,325	144.00	p
Granted	18,841,378	—
Lapsed	(3,472,783)	144.00	p
Exercised	(1,645,105)	—
Outstanding at 31 December 2019	17,541,815	0.03	p
Exercisable at 31 December 2019	17,541,815	0.03	p

Balance at January 1, 2020	17,541,815	0.03	p
Granted	—	—
Lapsed	—	—
Exercised	(8,229,753)	—
Outstanding at December 31, 2020	9,312,062	0.05	p
Exercisable at December 31, 2020	9,312,062	0.05	p
Balance at January 1, 2021	9,312,062	0.05	p
Granted	—	—
Lapsed	(62,153)	1.44	p
Exercised	(9,249,909)	0.05	p
Outstanding at December 31, 2021	—	0.00	p